Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet [Line Items]
Gross Proceeds from IPO				$ 226,000,000		$ 230,000,000
Proceeds allocated to Public Warrants						(7,475,000)
Issuance costs related to Class A ordinary shares				(539,844)		(16,099,160)
Accretion of carrying value to redemption value	$ 567,226	$ 891,440	$ 1,549,190		3,383,887	28,178,166
Ending Balance	30,733,473	$ 33,949,490	33,058,050	$ 234,604,006	$ 237,987,893	$ 234,604,006
Redemptions	$ (3,783,243)		$ (206,479,033)